Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Common stock, Authorized	600,000	600,000
Common stock, Issued	191,309	191,309
Common stock in treasury, shares	7,865	7,796